Segment information - Reconciliation of segment results (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment information
Total segment results for reportable segments	$ 724,911	$ 753,029	$ 823,332
Vessel operating expenses	(126,299)	(84,984)	(82,192)
Time charter contracts (non-lease components)	(15,219)	(19,675)	(20,350)
General and administrative expenses	(76,496)	(71,134)	(56,773)
Charter hire expenses	(667)	(1,041)	(30,712)
Fair value gain from equity financial asset	(1,172)	1,326
Finance lease income	895	635	278
Other operating (expense)/income - net	(6,461)	1,332	(993)
Depreciation - Shipping segment	(207,495)	(165,347)	(149,512)
Amortisation	(368)	(843)	(762)
Gain on disposal of vessels	56,708	20,391	42,374
Loss on derecognition of right-of-use assets	(289)		(961)
Finance expenses - net	(44,138)	(8,726)	(19,765)
Income tax expense	(14,199)	(30,095)	(10,965)
Profit after tax	$ 289,711	$ 394,868	$ 492,999